Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]
millions of Canadian dollars	2016		Weighted-average interest rate	2015	Weighted-average interest rate
TECO Energy/TECO Finance	$
Advances on revolving credit and term facilities		685	1.74%	-	-%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities		228	1.49%	-	-%
NMGC
Advances on revolving credit facilities		35	1.71%	-	-%
NSPI
Bank indebtedness		1	2.70%	16	2.70%
GBPC
Advances on revolving credit facilities		12	5.75%	-	-%
Short-term debt		$961		$16

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2016	2015
TECO Energy/TECO Finance - term credit facility	2017	537	$-
TECO Energy/TECO Finance - revolving credit facility	2018	403	-
Tampa Electric Company - revolving credit facility	2018	436	-
Tampa Electric Company - accounts receivable revolving credit facility	2018	201	-
NMGC - revolving credit facility	2018	168	-
GBPC - revolving credit facility	2017	17	18
Total		1,762	18
Less:
Advances under revolving credit and term facilities		960	-
Letters of credit issued inside credit facilities		3	-
Total advances under available facilities		963	-
Available capacity under existing agreements		$799	$18